GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
GOODWILL AND INTANGIBLE ASSETS
Schedule of Intangible assets

	December 31,
	2024	2023
Licenses	2,322	2,119
Trade name and trademark	320	333
Patents	412	412
Organization costs	225	225
Total gross value	3,278	3,089
Accumulated amortization for licenses	(1,239)	(1,038)
Accumulated amortization for trade name and trademark	(317)	(331)
Accumulated amortization for patents	(412)	(412)
Accumulated amortization for organization costs	(225)	(225)
Less: Total accumulated amortization	(2,193)	(2,005)
Total	1,085	1,084

Schedule of Intangible assets, annual estimated amortization expense

December 31,
2024
2025	214
2026	211
2027	194
2028	107
2029	81
2030 and thereafter	209
Total	1,016